TAXATION (Details) - Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate [Abstract]
Profit before tax		£ 5,625	£ 3,888	£ 1,644
UK corporation tax thereon		(1,083)	(778)	(333)
Impact of surcharge on banking profits		(452)	(266)
Non-deductible costs: conduct charges		(287)	(289)	(459)
Non-deductible costs: bank levy		(44)	(40)	(55)
Other non-deductible costs		(59)	(135)	(116)
Non-taxable income		72	75	162
Tax-exempt gains on disposals		128	19	67
Recognition of losses that arose in prior years			59	42
Remeasurement of deferred tax due to rate changes		(9)	(201)	(27)
Differences in overseas tax rates		(15)	10	(4)
Policyholder tax	[1]	(66)	(241)	3
Adjustments in respect of prior years		88	64	33
Tax effect of share of results of joint ventures		(1)	(1)	(1)
Tax expense		£ (1,728)	£ (1,724)	£ (688)

[1]	In 2016 this included a 231 million write down of the deferred tax asset held within the life business, reflecting the Group's utilisation estimate which has been restricted by the current economic environment.